RELATED PARTY TRANSACTIONS - MATERIAL BALANCES (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of material balances of related party transactions [line items]
Trade receivables		¥ 2,808,052	¥ 730,061
Prepayments and other receivables		45,536	25,961
Trade payables		710,255	533,051
Accruals and other payables		445,922	430,331
Guangzhou Railway Group [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	[1]	132,830	229,056
Prepayments and other receivables		3,277	691
Trade payables	[1]	61,899	61,486
Payables for fixed assets and construction-in-progress		53,821	10,805
Accruals and other payables		7,390	5,663
Guangzhou Railway Group [member] | Subsidiaries of Guangzhou Railway Group [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	[1]	1,302,591	501,005
Prepayments and other receivables		41,052	25,270
Prepayments for fixed assets and construction-in-progress	[2]	4,352	225
Trade payables	[2]	619,509	432,712
Payables for fixed assets and construction-in-progress		220,377	168,038
Accruals and other payables	[3]	430,041	422,877
Guangzhou Railway Group [member] | Guangzhou Railway Group and its subsidiaries [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables		1,435,421	730,061
Prepayments and other receivables		44,329	25,961
Prepayments for fixed assets and construction-in-progress		4,352	225
Trade payables		681,587	533,051
Payables for fixed assets and construction-in-progress		342,519	249,308
Accruals and other payables		439,509	430,331
Guangzhou Railway Group [member] | Associates [member]
Disclosure of material balances of related party transactions [line items]
Trade payables		179	38,853
Payables for fixed assets and construction-in-progress		68,321	70,465
Accruals and other payables	[4]	¥ 2,078	¥ 1,791

[1]	(i) The trade balances due from/to Guangzhou Railway Group, subsidiaries of Guangzhou Railway Group mainly represent service fees and charges payable and receivable balances arising from the provision of passenger transportation and cargo forwarding businesses jointly with these related parties within the PRC.
[2]	(ii) The trade payables due to subsidiaries of Guangzhou Railway Group mainly represent payables arising from unsettled fees for purchase of materials and provision of other services according to various service agreements entered into between the Group and the related parties.
[3]	(iii) The other payables due to subsidiaries of Guangzhou Railway Group mainly represent the performance deposits received for construction projects and deposits received from ticketing agencies.
[4]	(iv) The other payables due to associates mainly represent the performance deposits received for construction projects operated by associates.